CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)				$ (161,707,000)	$ (19,756,000)	$ (1,151,223,000)
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Noncash interest expense				15,550,000	18,980,000	19,120,000
Extinguishment costs related to repayment of First and Second Lien Credit Agreements				11,275,000
Impairment of goodwill and long-lived assets						1,232,000,000
Loss on Take 5				(7,700,000)		79,165,000
Depreciation and amortization				238,598,000	232,573,000	225,233,000
Fair value adjustments related to contingent consideration				16,091,000	6,064,000	(45,662,000)
Deferred income taxes				(14,357,000)	(68,063,000)	(213,615,000)
Equity-based compensation				89,774,000	1,313,000	(7,877,000)
Equity in earnings of unconsolidated affiliates				(5,138,000)	(4,850,000)	(4,784,000)
Distribution received from unconsolidated affiliates				968,000	707,000	2,058,000
Loss on disposal of property and equipment				21,091,000
Loss on divestiture					1,033,000
Change in operating assets and liabilities:
Accounts receivable				116,105,000	(33,290,000)	73,693,000
Prepaid expense and other assets				24,687,000	19,114,000	(2,101,000)
Accounts payable				10,880,000	21,635,000	(14,364,000)
Accrued compensation and benefits				4,514,000	19,417,000	(2,930,000)
Deferred revenues				4,535,000	2,207,000	12,688,000
Other accrued expenses and other liabilities				(27,136,000)	(45,741,000)	(75,053,000)
Net cash provided by operating activities				345,730,000	151,343,000	126,348,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of businesses, net of cash acquired				(68,057,000)	(10,582,000)	(186,014,000)
Purchase of investment in unconsolidated affiliates					(1,881,000)	(269,000)
Purchase of property and equipment				(30,946,000)	(52,419,000)	(47,162,000)
Proceeds from divestiture					1,750,000	2,000,000
Return on investments from unconsolidated affiliates					1,324,000
Net cash provided by / (used in) investing activities				(99,003,000)	(61,808,000)	(231,445,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under lines of credit				213,927,000	20,070,000	30,000,000
Payments on lines of credit				(164,828,000)	(19,697,000)	(30,000,000)
Proceeds from accounts receivable securitization facility				120,000,000
Payment under accounts receivable securitization facility				(120,000,000)
Proceeds from issuance of long-term debt						350,368,000
Proceeds from government loans for COVID-19 relief				4,822,000
Proceeds from new borrowings under the New Senior Secured Credit Facilities				2,100,000,000
Principal payments on long-term debt				(3,229,848,000)	(25,810,000)	(27,070,000)
Proceeds from recapitalization, net of fees				925,216,000
Settlement of Daymon credit agreement						(205,128,000)
Contingent consideration payments				(18,314,000)	(21,172,000)	(26,811,000)
Financing fees paid				(58,391,000)		(17,071,000)
Holdback payments				(2,736,000)	(1,224,000)	(845,000)
Contribution from noncontrolling interest					10,257,000
Redemption of noncontrolling interest					(632,000)	(3,303,000)
Net cash (used in) provided by financing activities				(230,152,000)	(38,208,000)	70,140,000
Net effect of foreign currency fluctuations on cash				4,366,000	3,179,000	(9,146,000)
Net change in cash, cash equivalents and restricted cash				20,941,000	54,506,000	(44,103,000)
Cash and cash equivalents at beginning of period			$ 184,224,000	184,224,000	141,590,000
Cash, cash equivalents and restricted cash, beginning of period			199,025,000	199,025,000	144,519,000	188,622,000
Cash and cash equivalents at end of period		$ 184,224,000		204,301,000	184,224,000	141,590,000
Cash, cash equivalents and restricted cash, end of period		199,025,000		219,966,000	199,025,000	144,519,000
SUPPLEMENTAL CASH FLOW INFORMATION
Cash payments for interest				151,030,000	210,209,000	228,230,000
Cash payments for income taxes				18,263,000	59,465,000	70,248,000
Non-cash proceeds from divestitures						6,750,000
Purchase of property and equipment recorded in accounts payable and accrued expenses				508,000	250,000	$ 2,690,000
Deferred taxes related to transaction costs in connection with recapitalization				3,968,000
Note payable related to settlement of contingent consideration				4,048,000
Predecessor Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 1,161,222	2,469,141	(4,061,354)
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Interest income earned on marketable securities held in Trust Account	(1,693,512)	(3,572,525)	(1,703,007)
Deferred income taxes		730,672
Change in operating assets and liabilities:
Prepaid expenses	(366,667)	(316,667)	150,000
Prepaid income taxes		(25,327)	(240,368)
Accounts payable and accrued expenses	102,125	100,000	4,521,248
Accounts payable - related party	52,256	127,912	120,116
Income taxes payable	345,918
Net cash provided by operating activities	(398,658)	(1,217,466)	(1,213,365)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited in Trust Account	(450,000,000)	(450,000,000)
Investment income released from Trust Account	210,000	756,000	777,287
Net cash provided by / (used in) investing activities	(449,790,000)	(449,244,000)	777,287
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of Class A common stock to public	450,000,000	450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor	11,000,000	11,000,000
Payment of underwriters' discount	(9,000,000)	(9,000,000)
Payment of offering costs	(587,474)	(587,474)
Proceeds from promissory note - related party	141,636	141,636
Payment of offering costs	(141,636)
Repayment of Promissory Note-related party		(141,636)
Net cash (used in) provided by financing activities	451,412,526	451,412,526
Net change in cash	1,223,868	951,060	(436,078)
Cash and cash equivalents at beginning of period			951,060	$ 951,060
Cash and cash equivalents at end of period	1,223,868	951,060	514,982		$ 951,060
SUPPLEMENTAL CASH FLOW INFORMATION
Change in value of Class A common stock subject to possible redemption	431,823,740	433,131,660	(4,061,350)
Deferred underwriting commission in connection with initial public offering	15,750,000	15,750,000	$ 15,750,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	$ 25,000	$ 25,000